Allowance for Credit Losses - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Reinsurance recoverable, allowance for credit loss	$ 0.5	$ 0.3	$ 0.4
Increase (decrease) in allowance for credit losses	0.2	(0.1)
Net reinsurance recoverable	$ 459.2	$ 435.7
Standard & Poor's, A- Rating Or Better
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, credit quality, percentage	0.97	0.99
Standard & Poor's, BBB or BB Rating
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, credit quality, percentage	0.03